BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated October 15, 2019

to the Prospectus dated October 28, 2018, as supplemented, and to the Summary Prospectus dated September 16, 2019

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read

in conjunction with the Prospectus and Summary Prospectus.

Effective October 25, 2019 (the “Effective Date”), Manning & Napier Advisors, LLC will be terminated as a sub-adviser to the Bridge Builder International Equity Fund. Therefore, as of the Effective Date, the following changes will become effective for the Prospectus and Summary Prospectus.

1.    The fourth paragraph under the sub-section of the Prospectus entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund,” and the fourth paragraph under the corresponding sub-section of the Summary Prospectus, are hereby deleted and replaced with the following:

The Adviser is responsible for determining the amount of Fund assets to allocate to each Sub-adviser. The Adviser may allocate Fund assets to the following Sub-advisers: Baillie Gifford Overseas Limited (“Baillie Gifford Overseas”); BlackRock Investment Management, LLC (“BlackRock”); Edinburgh Partners Limited (“Edinburgh Partners”); Mondrian Investment Partners Limited (“Mondrian”); Pzena Investment Management, LLC (“Pzena”); and WCM Investment Management, LLC (“WCM”). The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination, or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

2.    The sub-section of the Prospectus entitled “Manning & Napier’s Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder International Equity Fund – Principal Investment Strategies,” and the corresponding sub-section of the Summary Prospectus, are hereby deleted.

3.    The fourth table in the sub-section of the Prospectus entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder International Equity Fund,” and the fourth table in the corresponding sub-section of the Summary Prospectus, are hereby deleted.

4.    The last paragraph under the sub-section entitled “Bridge Builder International Equity Fund – Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies” is hereby deleted and replaced with the following:

The Adviser may allocate assets of the International Equity Fund to the following Sub-advisers: Baillie Gifford Overseas, BlackRock, Edinburgh Partners, Mondrian, Pzena and WCM. The Adviser may adjust allocations to the Sub-advisers at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-adviser. Below is a summary of each Sub-adviser’s principal investment strategies.

5.    The sub-section entitled “Manning & Napier’s Principal Investment Strategies” under the section entitled “Additional Information Regarding the Funds’ Investment Objectives and Strategies – Bridge Builder International Equity Fund – Principal Investment Strategies” is hereby deleted.

6.    The sub-section entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Manning & Napier” under the section entitled “Management of the Funds” is hereby deleted.

BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated October 15, 2019

to the Statement of Additional Information (“SAI”)

dated October 28, 2018, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective October 25, 2019 (the “Effective Date”), Manning & Napier Advisors, LLC will be terminated as a sub-adviser to the Bridge Builder International Equity Fund. Therefore, as of the Effective Date, the following changes will become effective for the SAI.

1.

The sub-section entitled “Manning & Napier Advisors, LLC (“Manning & Napier”)” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund” is hereby deleted.

2.	The first paragraph in Appendix B is hereby deleted and replaced with the following:

The following information is a summary of the proxy voting guidelines for the Adviser and the Sub-advisers.

OLIVE STREET INVESTMENT ADVISERS, LLC (the “Adviser”)

ADVISORY RESEARCH, INC.

ARTISAN PARTNERS LIMITED PARTNERSHIP

BAILLIE GIFFORD OVERSEAS LIMITED

ROBERT W. BAIRD & CO., INC.

BARROW, HANLEY, MEWHINNEY & STRAUSS, LLC

BLACKROCK INVESTMENT MANAGEMENT, LLC

BOSTON PARTNERS GLOBAL INVESTORS, INC.

CHAMPLAIN INVESTMENT PARTNERS, LLC

CLEARBRIDGE INVESTMENTS, LLC

DIAMOND HILL CAPITAL MANAGEMENT, INC.

EAGLE ASSET MANAGEMENT, INC.

EDINBURGH PARTNERS LIMITED

FIAM LLC

JENNISON ASSOCIATES LLC

J.P. MORGAN INVESTMENT MANAGEMENT INC.

LAZARD ASSET MANAGEMENT LLC

LOOMIS, SAYLES & COMPANY, L.P.

LSV ASSET MANAGEMENT

MASSACHUSETTS FINANCIAL SERVICES COMPANY

METROPOLITAN WEST ASSET MANAGEMENT, LLC

MONDRIAN INVESTMENT PARTNERS LIMITED

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC

PGIM, INC.

PZENA INVESTMENT MANAGEMENT, LLC

SILVERCREST ASSET MANAGEMENT GROUP LLC

STEPHENS INVESTMENT MANAGEMENT GROUP, LLC

SUSTAINABLE GROWTH ADVISERS, LP

T. ROWE PRICE ASSOCIATES, INC.

VAUGHAN NELSON INVESTMENT MANAGEMENT, L.P.

WCM INVESTMENT MANAGEMENT, LLC

WELLINGTON MANAGEMENT COMPANY LLP

WELLS CAPITAL MANAGEMENT, INC.

(collectively, the “Sub-advisers”)

3.	The sub-section entitled “Proxy Policy - Manning & Napier Group of Companies” under Appendix B is hereby deleted.